As filed with the Securities and Exchange Commission on April 30, 2004
                                                     1933 Act File No. 333-93813
                                                     1940 Act File No. 811-09761

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
            Pre-Effective Amendment No.                                    [   ]
            Post-Effective Amendment No.  13                               [ X ]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
            Amendment No.                 15
                        (Check appropriate box or boxes.)

                             POTOMAC INSURANCE TRUST
               (Exact name of Registrant as Specified in Charter)

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)
      [ X ] immediately upon filing pursuant to paragraph (b)
      [   ] on (date) pursuant to paragraph (b)
      [   ] 60 days after filing pursuant to paragraph (a)(1)
      [   ] on (date) pursuant to paragraph (a)(1)
      [   ] 75 days after filing pursuant to paragraph (a)(2)
      [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [   ] This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           THE POTOMAC INSURANCE TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

          Cover Sheet

          Contents of Registration Statement

          Prospectus for the Class A shares of the Potomac VP Cardinal Fund and the Potomac VP Warwick Fund

          Prospectus for the Class A and Class B shares of the Potomac VP U.S. Plus Fund, the Potomac VP U.S./Short Fund, the Potomac VP OTC Plus Fund, the Potomac VP OTC/Short Fund, the Potomac VP Dow 30(SM) Plus Fund, the Potomac VP Dow 30(SM)/Short, the Potomac VP Internet Plus Fund, the Potomac VP Internet/Short Fund, the Potomac VP Japan Plus Fund, the Potomac VP Japan/Short Fund, the Potomac VP Small Cap Plus Fund, the Potomac VP Small Cap/Short Fund, the Potomac VP MidCap Plus Fund, the Potomac VP MidCap/Short Fund, the Potomac VP Total Market Plus Fund, the Potomac VP Total Market/Short Fund and the Potomac VP Money Market Fund

          Statement of Additional Information for the Potomac VP Cardinal Fund and the Potomac VP Warwick Fund

          Statement of Additional Information for the Potomac VP U.S. Plus Fund, the Potomac VP U.S./Short Fund, the Potomac VP OTC Plus Fund, the Potomac VP OTC/Short Fund, the Potomac VP Dow 30(SM) Plus Fund, the Potomac VP Dow 30(SM)/Short, the Potomac VP Internet Plus Fund, the Potomac VP Internet/Short Fund, the Potomac VP Japan Plus Fund, the Potomac VP Japan/Short Fund, the Potomac VP Small Cap Plus Fund, the Potomac VP Small Cap/Short Fund, the Potomac VP MidCap Plus Fund, the Potomac VP MidCap/Short Fund, the Potomac VP Total Market Plus Fund, the Potomac VP Total Market/Short Fund and the Potomac VP Money Market Fund

          Part C of Form N-1A

          Signature Page

          Exhibits

                                   PROSPECTUS



                       [THE POTOMAC INSURANCE TRUST LOGO]


                             100 South Royal Street
                           Alexandria, Virginia 22314


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511




                          The Potomac VP Cardinal Fund

                           The Potomac VP Warwick Fund




   EACH FUND OFFERS ITS CLASS A SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS
     THAT FUND VARIABLE ANNUITY CONTRACTS AND LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS
     AND POLICIES. CLASS A SHARES ARE ALSO OFFERED TO QUALIFIED PENSION AND
           RETIREMENT PLANS OUTSIDE THE CONTEXT OF SEPARATE ACCOUNTS.

  LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
      AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  May 1, 2004

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.......................................................................1
ABOUT THE FUNDS................................................................2
  The Potomac VP Cardinal Fund.................................................2
  The Potomac VP Warwick Fund..................................................3
  Principal Risk Factors.......................................................4
  Performance..................................................................6
  Fees and Expenses of the Funds...............................................6
ABOUT YOUR INVESTMENT..........................................................8
  Investing in the Funds.......................................................8
  Service Fees.................................................................8
  Share Prices.................................................................8
ADDITIONAL INFORMATION.........................................................9
  Management of the Funds......................................................9
  Distributions and Taxes......................................................9
MORE INFORMATION ON THE POTOMAC INSURANCE TRUST...............................11


In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus and the Statement of Additional Information (the "SAI"). The Potomac Insurance Trust (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

     This Prospectus describes THE POTOMAC VP CARDINAL FUND and THE POTOMAC VP WARWICK FUND (each, a "Fund," together, the "Funds") of The Potomac Insurance Trust. The Funds currently offer for sale Class A shares. Shares of the Funds may be purchased through variable annuity contracts and variable life insurance policies ("Contracts"). The Funds also may be purchased through certain qualified pension and retirement plans ("Plans").

     Rafferty Asset Management, LLC ("Rafferty") serves as the Funds' investment adviser and Gustafson Baxter Financial Services, Inc. ("GBFS" or "subadviser") serves as the Funds' subadviser. (Collectively, Rafferty and GBFS are referred to herein as "advisers" in certain circumstances.)

     Each Fund seeks capital appreciation by active management of the Fund's assets in response to short-term market movements. The advisers have broad discretion in deciding how and when to invest the assets of each Fund. An investment team from Rafferty and the subadviser jointly will manage and be responsible for the Funds' assets. The subadviser monitors market volatility, momentum, sentiment and fundamentals in an attempt to identify changing market conditions, and Rafferty will position each Fund's assets accordingly.

     Each Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or stock indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or stock indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures contracts.

     The Funds' investment strategies may result in the investment of a large portion or all of the assets of each Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

     There is no assurance that either Fund will achieve its objective.

                                  Prospectus 1

                                 ABOUT THE FUNDS

THE POTOMAC VP CARDINAL FUND
----------------------------

FUND OBJECTIVE

     The  Potomac  VP  Cardinal  Fund  (the   "Cardinal   Fund")  seeks  capital
appreciation.

PORTFOLIO INVESTMENT STRATEGY

     The Cardinal Fund seeks capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of large-capitalization companies, including securities of companies included in the Dow Jones Industrial Average(SM) (the "Dow") and the Standard & Poor's 500 Composite Stock Price IndexTM (the "S&P 500"). However, the Cardinal Fund may invest in securities that are not linked to these indexes. The Cardinal Fund also may invest in DIAMONDS, which are publicly traded index securities based on the Dow, and Standard & Poor's Depositary Receipts ("SPDRs"), which are publicly-traded index securities based on the S&P 500. Investments in DIAMONDS and SPDRs allows the Cardinal Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow and the S&P 500, respectively.

     Equities and equity-linked securities generally include common stocks, convertible securities, preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps.

     The advisers jointly will actively manage the Cardinal Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisers to respond to changing market conditions. The advisers will employ an investment strategy that alternates between defensive positions and positions designed to profit from market movements or market fluctuations within trading ranges, such as entering into "long" and "short" positions of equities and equity-linked securities.

     In effecting this strategy, the advisers will consider market volatility, momentum, sentiment and fundamentals, among other factors. As a result, the advisers will focus generally on sectors, industries and/or categories of securities, rather than individual securities. The advisers may reposition the Cardinal Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisers also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisers will likely engage in frequent trading of the Cardinal Fund's securities in an attempt to position the portfolio in line with the advisers' expectations for the near term market movements.

     The Cardinal Fund may invest significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Cardinal Fund.

     In addition, the Cardinal Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and

                                  Prospectus 2
options on securities and on stock indices to produce economically leveraged investment results. The Cardinal Fund also may enter into short positions in equities, including the securities of the companies that comprise the Dow or the S&P 500, DIAMONDS, SPDRs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Cardinal Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Consistent with the Cardinal Fund's market timing investment strategies, a large portion or all of the Cardinal Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of a Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

     The Cardinal Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

THE POTOMAC VP WARWICK FUND
---------------------------

FUND OBJECTIVE

     The  Potomac  VP  Warwick  Fund  (the   "Warwick   Fund")   seeks   capital
appreciation.

PORTFOLIO INVESTMENT STRATEGY

     The Warwick Fund seeks capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium- to large-capitalization companies and technology-based companies, including securities of companies included in the Nasdaq 100 IndexTM (the "NDX") or the CBS MarketWatch Index ("Marketwatch 75"). However, the Fund may invest in securities that are not linked to these indexes. The Warwick Fund also may invest in Nasdaq-100 Index Tracking Stock ("QQQs"), which are publicly traded index securities based on the NDX. Investments in QQQs allows the Warwick Fund to invest in a portfolio of securities consisting of all of the component common stocks of the NDX.

     Equities and equity-linked securities generally include common stocks, convertible securities, preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps.

     The advisers jointly will actively manage the Warwick Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisers to respond to changing market conditions. The advisers will employ an investment strategy that alternates between defensive positions and positions designed to profit from market movements or market fluctuations within trading ranges, such as entering into "long" and "short" positions in equities and equity-linked securities.

     In effecting this strategy, the advisers will consider market volatility, momentum, sentiment and fundamentals, among other factors. As a result, the advisers will focus generally on sectors, industries and/or categories of securities, rather than individual securities. The advisers may reposition the Warwick Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisers also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisers will likely engage in frequent trading of the Warwick Fund's securities in an attempt to position the portfolio in line with the advisers' expectations for the near term market movements.

                                  Prospectus 3

     The Warwick Fund may invest significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Warwick Fund.

     In addition, the Warwick Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Warwick Fund also may enter into short positions in equities, including the securities of the companies that comprise the NDX, QQQs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Warwick Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Consistent with the Warwick Fund's market timing investment strategies, a large portion or all of the Warwick Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of the Warwick Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

     The Warwick Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

PRINCIPAL RISK FACTORS
----------------------

     An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF THE ADVISERS' INVESTMENT STRATEGY

     The principal risk of investing in the Funds is that the advisers' market timing strategy will not be successful. At the moment of any purchase or sell signal, the advisers will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Funds could be exposed to declining markets and/or could miss a market rise if the advisers' model does not correctly predict market movements. As a result, there is no assurance that the advisers' market timing strategy will enable the Funds to be invested consistent with the major trends of the market or enable the Funds to achieve their investment objectives of capital appreciation.


MARKET TIMING ACTIVITY AND HIGH PORTFOLIO TURNOVER

     Rafferty expects a significant portion of the each Fund's assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of each Fund's portfolio turnover, which involves correspondingly greater expenses to a Fund,

                                  Prospectus 4
including  brokerage  commissions  or  dealer   mark-ups/mark-downs   and  other
transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.


RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES

     The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES

     The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

SWAP AGREEMENT RISKS

     Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK

     Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Funds and makes them more volatile. The leveraged investment techniques that these Funds may employ could cause investors in these Funds to lose more money in adverse environments.

RISK OF SHORTING SECURITIES

     Each Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, a Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.

RISK OF TRADING HALTS

     In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific

                                  Prospectus 5
option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

RISK OF EARLY CLOSING

     The normal close of trading of securities listed on the Nasdaq and New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.

RISK OF NON-DIVERSIFICATION

     Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

RISKS OF INVESTING IN TECHNOLOGY-BASED COMPANIES

     The Warwick Fund may invest a substantial portion of its assets in technology-based companies. The market prices of technology-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. As a result, these factors may negatively affect the performance of the Fund.

PERFORMANCE
-----------

     This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Funds did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUNDS
------------------------------

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on estimated expenses. The fees and expenses below do not include those of separate accounts. If they did include such fees, total expenses would be higher. Please refer to your Contract prospectus for information on additional fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)*

--------------------------------------------------------------------------------
                                                                CLASS A
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering
price).........................................................   N/A
Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less)....................   N/A

                                  Prospectus 6

ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)**

--------------------------------------------------------------------------------
                                CARDINAL FUND     WARWICK FUND
--------------------------------------------------------------------------------

Management Fees                    1.00%             1.00%
Service (12b-1) Fees               0.25%             0.25%
Other Expenses*                    0.75%             0.75%
--------------------------------------------------------------------------------

Total Annual Operating Expenses*   2.00%+            2.00%+
--------------------------------------------------------------------------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through December 31, 2004 to the extent that a Fund's Total Annual Operating Expenses exceed 2.00%. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.


+ As part of its investment strategy, the Fund may take short positions in securities, which may result in dividend expenses which could increase the Fund's Other Expenses. Such additional expenses can not be estimated and therefore, actual Fund expenses may be higher or lower than those shown.



EXPENSE EXAMPLE

     The tables below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
FUND                  1 YEAR     3 YEARS      FUND           1 YEAR    3 YEARS
--------------------------------------------------------------------------------

Cardinal Fund:         $203       $627      Warwick Fund:      $203     $627

--------------------------------------------------------------------------------

                                  Prospectus 7

                              ABOUT YOUR INVESTMENT

INVESTING IN THE FUNDS
----------------------

     The Funds offer their shares to insurance company separate accounts that serve as investment vehicles for Contracts. The Funds also offers their shares to certain Plans. The separate accounts and plan sponsors, not the individual Contract owners or Plan beneficiaries, are the shareholders of the Funds. However, the separate accounts and plan sponsors may pass through voting rights to the Contract owners and Plan beneficiaries.

     Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Funds should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. An insurance company or plan sponsor may not make available all Funds, and there may be other restrictions and costs for purchases, sales or exchanges.

SERVICE FEES
------------

     The Funds have adopted a Class A distribution plan under Rule 12b-1. The Class A plan allows each Fund to charge up to 0.25% of that Fund's average daily net assets to pay insurance company or plan sponsor for its services in servicing shareholder accounts. Because these fees are paid out of each Fund's assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

SHARE PRICES
------------

     A Fund's share price is known as its net asset value per share (NAV). The share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 pm Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price;
     o    options on futures are valued at their closing price;
     o short-term debt securities with a maturity of 60 days or less and money market securities held by a Fund are valued using the "amortized" cost method;
     o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor, in accordance with procedures established by, and under the supervision of the Board of Trustees; and
     o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price ("NOCP").

     Each Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

                                  Prospectus 8

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS
-----------------------

     Rafferty provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110. Under an investment advisory agreement between The Potomac Insurance Trust and Rafferty, the Funds pay Rafferty fees at an annualized rate of 1.00% of the Funds' daily net assets.

     Rafferty has retained GBFS to serve as subadviser to the Funds. Together, an investment team from Rafferty and GBFS jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, GBFS will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement GBFS's allocation decisions for each Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.


     For the Warwick Fund, Rafferty (not the Fund) pays GBFS out of its management fee an annual fee equal to 0.40% of Fund assets up to $40 million, 0.60% of Fund assets between $40 million and $100 million, and 0.70% of Fund assets in excess of $100 million. GBFS, 3934 North Hampton Drive, Powell, Ohio 43065, was founded in 1983 and is co-owned by Kim W. Gustafson, President, and Bruce W. Baxter, Executive Vice-President. GBFS has managed private accounts using defensive programs designed to respond to changing market conditions.


DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS:

     Each Fund distributes dividends from net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses. Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit.

     Dividends   and  net  capital  gain   distributions   will  be   reinvested
automatically at NAV in shares of the distributing Fund on which the dividend or distribution was declared unless you request otherwise in writing.

TAXES:

     Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), so that it will not have to pay federal income tax on that part of its investment company taxable income (determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

     Fund shares are offered only to insurance company separate accounts that fund Contracts and certain Plans. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (Separate Accounts) and (2) the holders of

                                  Prospectus 9

Contracts funded through the Separate Accounts. Plans generally are exempt from federal income tax, though distributions from such Plans usually are taxable; for more information, contact your Plan administrator.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

                                  Prospectus 10

                               MORE INFORMATION ON
                           THE POTOMAC INSURANCE TRUST

This Prospectus is intended only for use when accompanied by a Separate Account prospectus or qualified pension or retirement plan document.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

CALL OR WRITE TO OBTAIN THE SAI FREE OF CHARGE:

        Write to:    The Potomac Insurance Trust
                     P.O. Box 1993
                     Milwaukee, Wisconsin 53201-1993

        Call:        (800) 851-0511

        By Internet:  www. potomacfunds.com


These documents and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Insurance Trust or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.

                                                      SEC File Number: 811-09761


                               P R O S P E C T U S

                                   May 1, 2004





                             [THE POTOMAC INSURANCE

                                   TRUST LOGO]

                          The Potomac VP Cardinal Fund

                           The Potomac VP Warwick Fund









                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                             100 South Royal Street
                           Alexandria, Virginia 22314

                                   PROSPECTUS



                       [THE POTOMAC INSURANCE TRUST LOGO]


                             100 South Royal Street
                           Alexandria, Virginia 22314

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511



   -----------------------------------------------------------------------------

               PLUS FUNDS                            SHORT FUNDS
   -----------------------------------------------------------------------------

     The Potomac VP OTC Plus Fund          The Potomac VP OTC/Short Fund
     The Potomac VP Dow 30(SM) Plus Fund   The Potomac VP Dow 30(SM)/Short Fund
     The Potomac VP Small Cap Plus Fund    The Potomac VP Small Cap/Short Fund
     The Potomac VP Internet Plus Fund     The Potomac VP Internet/Short Fund
     The Potomac VP U.S. Plus Fund         The Potomac VP U.S./Short Fund
     The Potomac VP Japan Plus Fund        The Potomac VP Japan/Short Fund
     The Potomac VP MidCap Plus Fund       The Potomac VP MidCap/Short Fund
     The Potomac VP Total Market Plus      The Potomac VP Total Market/Short
     Fund                                  Fund
   -----------------------------------------------------------------------------


                        ----------------------------------
                                MONEY MARKET FUND
                        ----------------------------------
                        The Potomac VP Money Market Fund
                        ----------------------------------

 EACH FUND OFFERS ITS CLASS A AND CLASS B SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS THAT FUND VARIABLE ANNUITY CONTRACTS AND LIFE INSURANCE POLICIES. THIS
 PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS AND
   POLICIES. CLASS A AND CLASS B SHARES ARE ALSO OFFERED TO CERTAIN QUALIFIED
     PENSION AND RETIREMENT PLANS OUTSIDE THE CONTEXT OF SEPARATE ACCOUNTS.

   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND
  EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2004

                                TABLE OF CONTENTS

                                                                            Page



OVERVIEW OF THE POTOMAC INSURANCE TRUST........................................2
THE POTOMAC INSURANCE TRUST....................................................3
  The Potomac VP Otc Funds.....................................................3
  The Potomac VP Dow 30(SM) Funds..............................................4
  The Potomac VP Small Cap Funds...............................................5
  The Potomac VP Internet Funds................................................6
  The Potomac VP U.S. Funds....................................................7
  The Potomac VP Japan Funds...................................................8
  The Potomac VP Midcap Funds..................................................9
  The Potomac VP Total Market Funds...........................................10
  Investment Techniques and Policies..........................................11
  Principal Risk Factors......................................................12
  The Potomac VP Money Market Fund............................................15
  Performance.................................................................16
  Fees and Expenses of the Funds..............................................16
ABOUT YOUR INVESTMENT.........................................................20
  Investing in the Funds......................................................20
  Classes of Shares...........................................................20
  Rule 12b-1 Fees.............................................................20
  Share Prices................................................................21
ADDITIONAL INFORMATION........................................................21
  Management of the Funds.....................................................21
  Distributions and Taxes.....................................................22
MORE INFORMATION ON  THE POTOMAC INSURANCE TRUST..............................23


In deciding whether to invest in the Potomac Insurance Trust (the "Trust"), you should rely on information in this Prospectus and the Statement of Additional Information (the "SAI") relating to the Funds. The Trust had not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                      OVERVIEW OF THE POTOMAC INSURANCE TRUST

     This Prospectus relates only to the following Funds (Funds) of The Potomac Insurance Trust:


   The Potomac VP OTC Plus Fund           The Potomac VP OTC/Short Fund
   The Potomac VP Dow 30(SM) Plus Fund    The Potomac VP Dow 30(SM)/Short Fund
   The Potomac VP Small Cap Plus Fund     The Potomac VP Small Cap/Short Fund
   The Potomac VP Internet Plus Fund      The Potomac VP Internet/Short Fund
   The Potomac VP U.S. Plus Fund          The Potomac VP U.S./Short Fund
   The Potomac VP Japan Plus Fund         The Potomac VP Japan/Short Fund
   The Potomac VP MidCap Plus Fund        The Potomac VP MidCap/Short Fund
   The Potomac VP Total Market Plus Fund  The Potomac VP Total Market/Short Fund
                          The Potomac VP Money Market Fund

     Shares of the Funds may be purchased through variable annuity contracts and variable life insurance policies (Contracts). Shares of the Funds also may be purchased through certain qualified pension and retirement plans (Plans).

     The Potomac Insurance Trust offers pairs of funds that consist of one "plus" fund and one "short" fund. Each "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund seeks to provide a daily return that is equal to 125% of the daily return of its target index. Each "short" fund is designed to provide daily investment results that are opposite of the daily return of its target index.

     As an example, each of The Potomac VP OTC Plus Fund and The Potomac VP OTC/Short Fund is targeted to the Nasdaq 100 Index(R). If, on a given day, the Nasdaq 100 Index(R) gains 2%, the VP OTC Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%), while the VP OTC/Short Fund is designed to lose 2%. Conversely, if the Nasdaq 100 Index(R) loses 2% on a given day, the VP OTC/Short Fund is designed to gain 1%, while the VP OTC Plus Fund is designed to lose 2.5%.

     To achieve these results, the Funds use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, the Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives.

     The Potomac Insurance Trust also offers a money market fund, which is designed to provide stability of principal, liquidity and current income.

                              THE POTOMAC INSURANCE TRUST


THE POTOMAC VP OTC FUNDS


OBJECTIVES:

     THE POTOMAC VP OTC PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(R). If it is successful in meeting its objective, the net asset value of VP OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index(R) when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index (R) decline on a given day.

     THE POTOMAC VP OTC/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nasdaq 100 Index(R). If it is successful in meeting its objective, the net asset value of VP OTC/Short Fund shares should increase in direct proportion to any decrease in the level of the Nasdaq 100 Index(R) on a given day. Conversely, the net asset value of shares in the VP OTC/Short Fund should decrease in direct proportion to any increase in the level of the Nasdaq 100 Index(R) on a given day.

     The Potomac VP OTC Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP OTC Funds primarily invest directly in the securities of the companies that comprise the Nasdaq 100 Index(R) (Nasdaq 100 Index). In addition, THE POTOMAC VP OTC PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP OTC/SHORT FUND also enters into short positions in the securities of the companies that comprise the Nasdaq 100 Index, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Each Potomac VP OTC Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the VP OTC Plus Fund correspond to 125% of the performance of the Nasdaq 100 Index and for the VP OTC/Short Fund inversely correspond to the performance of the Nasdaq 100 Index, which includes investments in over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX:

     The NASDAQ 100 INDEX is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of The Nasdaq Stock Market. The securities of the companies listed on the index must have an adjusted market capitalization of at least 0.10% of the aggregate market capitalization of the index at the end of each month and have an average daily trading volume of at least 200,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, The Potomac Insurance Trust.

THE POTOMAC VP DOW 30(SM) FUNDS

OBJECTIVES:

     THE POTOMAC VP DOW 30(SM) PLUS FUND seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average(SM)
(Dow). If it is successful in meeting its objective, the net asset value of VP Dow 30(SM) Plus Fund shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the VP Dow 30(SM) Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on a given day.

     THE POTOMAC VP DOW 30(SM)/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Dow. If it is successful in meeting its objective, the net asset value of the VP Dow 30(SM) /Short Fund shares should increase in direct proportion to any decrease in the level of the Dow on a given day. Conversely, the net asset value of shares in the VP Dow 30/Short Fund should decrease in direct proportion to any increase in the level of the Dow on a given day.

     The Potomac VP Dow 30(SM) Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.

CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP Dow 30(SM) Funds primarily invest directly in the securities of the companies that comprise the Dow. The Funds also may invest in DIAMONDS, which are publicly traded index securities based on the Dow. This allows the Funds to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. In addition, THE POTOMAC VP DOW 30(SM) PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP DOW 30(SM)/SHORT FUND also enters into short positions in the securities of the companies that comprise the Dow, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures options contracts and swap agreements.

     Each Potomac VP Dow 30(SM) Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that for the DOW 30(SM) PLUS FUND correspond to 125% of the performance of the Dow and for the DOW 30(SM)/SHORT FUND inversely correspond to the performance of the Dow, which includes investments in securities of companies that comprise the Dow, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, DIAMONDS, U.S. Government securities and repurchase agreements.

TARGET INDEX:

     The DOW JONES INDUSTRIAL AVERAGE(SM) consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average(SM), DJIA(SM), and Dow
30(SM) are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to The Potomac Insurance Trust other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote The Potomac Insurance Trust.


THE POTOMAC VP SMALL CAP FUNDS

OBJECTIVES:

     THE POTOMAC VP SMALL CAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000(R) Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of VP Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on a given day.

     THE POTOMAC VP SMALL CAP/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Russell 2000 Index. If it is successful in meeting its objective, the net asset value of VP Small Cap/Short Fund shares should increase in direct proportion to any decrease in the level of the Russell 2000 Index on a given day. Conversely, the net asset value of shares in the VP Small Cap/Short Fund should decrease in direct proportion to any increase in the level of the Russell 2000 Index on a given day.

     The Potomac VP Small Cap Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP Small Cap Funds may invest directly in the securities of the companies that comprise the Russell 2000 Index. In addition, THE POTOMAC VP SMALL CAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP SMALL CAP/SHORT FUND also enters into short positions in the securities of the companies that comprise the Russell 2000 Index, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Each Potomac VP Small Cap Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the Small Cap Plus Fund correspond to 125% of the performance of the Russell 2000 Index and for the VP Small Cap/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX:

     The RUSSELL 2000 INDEX is comprised of the smallest 2000 companies in the Russell 3000(R) Index. As of June 30, 2003, the average market capitalization of the companies included in the Russell 2000 Index was approximately $443.5 million. That compares to $3.7 billion for the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000(R) Index . The Frank Russell Company is not a sponsor of, or in any way affiliated with, The Potomac Insurance Trust.

THE POTOMAC VP INTERNET FUNDS

OBJECTIVES:

     THE POTOMAC VP INTERNET PLUS FUND seeks to provide investment results that correspond to 125% of the performance of the Dow Jones Composite Internet Index(SM) (Internet Index). If it is successful in meeting its objective, the net asset value of VP Internet Plus Fund shares should increase approximately one and a quarter as much as the Internet Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP Internet Plus Fund should decrease approximately one and a quarter as much when aggregate prices of the securities in the Internet Index decline on a given day.

     THE POTOMAC VP INTERNET/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Internet Index. If it is successful in meeting its objective, the net asset value of VP Internet/Short Fund shares should increase in direct proportion to any decrease in the level of the Internet Index on a given day. Conversely, the net asset value of shares in the VP Internet/Short Fund should decrease in direct proportion to any increase in the level of the Internet Index on a given day.

     The Potomac VP Internet Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP Internet Funds invest directly in the securities of the companies that comprise the Internet Index. In addition, THE POTOMAC VP INTERNET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP INTERNET/SHORT FUND also enters into short positions in the securities of the companies that comprise the Internet Index, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Each Potomac VP Internet Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the Potomac VP Internet Plus Fund correspond to 125% of the performance of the Internet Index and for the Potomac VP Internet/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX:

     The DOW JONES COMPOSITE INTERNET INDEX(SM) is a modified capitalization-weighted index designed to track the performance of companies that are involved in Internet related activities. The Internet Index tracks 40 e-commerce and Internet services companies that generate at least 50% of their revenues from the Internet and have a three-month average market capitalization of at least $100 million. Dow Jones and Dow Jones Composite Internet Index(SM) are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to The Potomac Insurance Trust other than the licensing of the Internet Index in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of the Funds.

THE POTOMAC VP U.S. FUNDS

OBJECTIVES:

     THE POTOMAC VP U.S. PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) (S&P 500 Index). If it is successful in meeting its objective, the net asset value of VP U.S. Plus Fund shares should increase approximately one and a quarter as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP U.S. Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 500 Index decline on a given day.

     THE POTOMAC VP U.S./SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 500 Index. If it is successful in meeting its objective, the net asset value of VP U.S./Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 500 Index on a given day. Conversely, the net asset value of shares in the VP U.S./Short Fund should decrease in direct proportion to any increase in the level of the S&P 500 Index on a given day.

     The Potomac VP U.S. Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP U.S. Funds invest directly in the securities of the companies that comprise the S&P 500 Index and may invest in Standard & Poor's Depositary Receipts (SPDRs), which are publicly traded index securities based on the S&P 500 Index. This allows the Funds to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. The POTOMAC VP U.S. PLUS FUND also enters into long positions in stock index futures contracts, options on stock index futures

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contracts,  swap  agreements  and options on securities  and on stock indices to produce economically leveraged investment results. THE POTOMAC VP U.S./SHORT FUND enters into short positions in SPDRs, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase
agreements  to  collateralize   these  futures,   options   contracts  and  swap
agreements.

     Each Potomac VP U.S. Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the VP U.S. Plus Fund correspond to 125% of the performance of the S&P 500 Index and for the VP U.S./Short Fund inversely correspond to the performance of the S&P 500 Index, which includes investments in securities of companies that comprise such index, U.S. stock depositary receipts, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX:

     The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX(TM) (S&P 500 Index) is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (Standard & Poor's) is not a sponsor of, or in any way affiliated with, The Potomac Insurance Trust.


THE POTOMAC VP JAPAN FUNDS

OBJECTIVES:

     THE POTOMAC VP JAPAN PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nikkei 225 Stock Average (Nikkei Index). If it is successful in meeting its objective, the net asset value of VP Japan Plus Fund shares should increase approximately one and a quarter as much as the Nikkei Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP Japan Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nikkei Index decline on a given day.

     THE POTOMAC VP JAPAN/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nikkei Index. If it is successful in meeting its objective, the net asset value of VP Japan/Short Fund shares should increase in direct proportion to any decrease in the level of the Nikkei Index on a given day. Conversely, the net asset value of shares in the VP Japan/Short Fund should decrease in direct proportion to any increase in the level of the Nikkei Index.

     The Potomac VP Japan Funds' investment objectives are not fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.

CORE INVESTMENTS:

     In attempting to achieve their objectives, the Potomac VP Japan Funds will not invest directly in the securities of the companies that comprise the Nikkei Index. Rather, the Potomac VP Japan Funds intend to invest in American

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Depositary  Receipts  (ADRs) of such  companies  and other  securities  that the investment advisor believes would provide a return that approximates the Nikkei Index. The Potomac VP Japan Funds also will enter into long and short positions, respectively, in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds intend to hold U.S. Government securities to collateralize these futures and options contracts. In addition, the Funds will enter into repurchase agreements.

     Each Potomac VP Japan Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the VP Japan Plus Fund correspond to 125% of the performance of the Nikkei Index, and for the VP Japan Short Fund inversely correspond to the performance of such index, which includes investments in ADRs of Japanese companies, over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX:

     The NIKKEI 225 STOCK AVERAGE is a price-weighted index of the 225 largest Japanese companies listed on the Tokyo Stock Exchange. The Nikkei Index was first published in 1949 and is generally considered as a proxy for the Japanese large-capitalization equity market.

THE POTOMAC VP MIDCAP FUNDS

OBJECTIVES

     THE POTOMAC MIDCAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P MidCap 400 Index(TM) (MidCap Index). If it is successful in meeting its objective, the net asset value of VP MidCap Plus Fund shares should increase approximately one and a quarter as much as the MidCap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP MidCap/Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the MidCap Index decline on a given day.

     THE POTOMAC MIDCAP/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the MidCap Index. If it is successful in meeting its objective, the net asset value of VP MidCap/Short Fund shares should increase in direct proportion to any decrease in the level of the MidCap Index on a given day. Conversely, the net asset value of shares in the VP MidCap/Short Fund should decrease in direct proportion to any increase in the level of the MidCap Index on a given day.

     The Potomac VP MidCap Funds' investment objectives are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS

     In attempting to achieve their objectives, the Potomac VP MidCap Funds invest directly in the securities of the companies that comprise the MidCap Index. In addition, THE POTOMAC VP MIDCAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP MIDCAP/SHORT FUND also enters into short positions in the securities of the companies that comprise the MidCap Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     Each Potomac VP MidCap Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the MidCap Index and for the VP MidCap/Short Fund inversely correspond to the performance of such index, which includes investments in over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX

     THE S&P MIDCAP 400 INDEX(TM) consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The MidCap Index is a market-value weighted index and was the first benchmark of midcap stock price movement. As of March 31, 2004, the average market capitalization of the companies included in the MidCap Index was approximately $2.54 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, The Potomac Insurance Trust.


THE POTOMAC VP TOTAL MARKET FUNDS


OBJECTIVES:

     THE POTOMAC VP TOTAL MARKET PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P SuperComposite 1500 Index (S&P 1500 Index). If it is successful in meeting its objective, the net asset value of VP Total Market Plus Fund shares should increase approximately one and a quarter as much as the S&P 1500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the VP Total Market Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 1500 Index decline on a given day.

     THE POTOMAC VP TOTAL MARKET/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 1500 Index. If it is successful in meeting its objective, the net asset value of Total Market/Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 1500 SuperComposite Index on a given day. Conversely, the net asset value of shares in the VP Total Market/Short Fund should decrease in direct proportion to any increase in the level of the S&P1500 Index on a given day.

     The  Potomac  VP  Total  Market  Funds'   investment   objectives  are  not
fundamental policies and may be changed by The Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS

     In attempting to achieve their objectives, the Potomac VP Total Market Funds invest directly in the securities of the companies that comprise the S&P 1500 Index using a "sampling" technique. Because it would be very expensive and inefficient to buy and sell all securities in the S&P 1500 Index, the adviser will select from the S&P 1500 Index a representative sample of securities that resemble the Index in terms of risk factors and industry weightings, market capitalization and other characteristics. In addition, THE POTOMAC VP TOTAL MARKET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. THE POTOMAC VP TOTAL MARKET/SHORT FUND also enters into short positions in securities of companies that comprise the S&P 1500 Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     Each Potomac VP Total Market Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that for the VP Total Market Plus Fund correspond to 125% of the performance of the S&P 1500 Index and for the VP Total Market/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.


TARGET INDEX

     THE STANDARD & POOR'S SUPERCOMPOSITE 1500 INDEX is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of companies included in the S&P 500 Index, S&P MidCap 400 Index and the S&P 600 SmallCap Index. The S&P 1500 Index is meant to represent the performance of the broad U.S. equities market, consisting of 87% of total U.S. equity market capitalization, including small-, medium- and large-capitalization companies. Standard & Poor's is not a sponsor of, or in any way affiliated with, The Potomac Insurance Trust.


INVESTMENT TECHNIQUES AND POLICIES

     Rafferty Asset Management, LLC (Rafferty), the investment advisor to each of the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Plus Funds, Rafferty attempts to magnify the daily returns of each Fund's target index, while the Short Funds are managed to provide returns inverse (opposite) to the daily return of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

     Each Plus Fund invests significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.

     Each Fund (other than the VP Money Market Fund) is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds and inverse correlation for the Short Funds to achieve a Fund's investment objective.

     It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective anytime its assets fall below $2 million, Rafferty may invest the assets of a Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.


PRINCIPAL RISK FACTORS

     An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


MARKET TIMING ACTIVITY AND HIGH PORTFOLIO TURNOVER

     Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.


RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES

     The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.


RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES

     The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

SWAP AGREEMENT RISKS

     Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.


LEVERAGE RISK

     Each Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.


INVERSE CORRELATION RISK

     Each Short Fund is negatively correlated to its target index and should lose money when its target index rises - a result that is the opposite from traditional equity mutual funds. Because each Short Fund seeks daily returns inverse to its target index, the difference between a Short Fund's daily and the return of its target index may be negatively compounded during periods in which the markets decline.


RISK OF POOR TRACKING

     Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.


RISK OF TRADING HALTS

     In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.


RISK OF EARLY CLOSING

     The normal close of trading of securities listed on the Nasdaq Stock Market and New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.


RISK OF NON-DIVERSIFICATION

     Each Fund (except the VP Money Market Fund) is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.


RISKS OF INVESTING IN INTERNET COMPANIES

     The Potomac VP Internet Funds concentrate their investments in Internet companies. In addition, The Potomac VP OTC Funds may invest a substantial portion of their assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Internet Index and the Nasdaq 100 Index.


RISKS OF INVESTING IN MID CAPITALIZATION COMPANIES

     The Potomac VP MidCap Funds concentrate their investments in middle capitalization companies. Mid Cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of mid cap companies could be more difficult to liquidate during market declines compared to the shares of companies with greater capitalization.


RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES

     The Potomac VP Small Cap Funds concentrate their investments in small capitalization companies. Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.


RISKS OF INVESTING IN JAPANESE COMPANIES

     The Potomac VP Japan Funds may invest without limit indirectly in Japanese securities through ADRs. Investments in Japanese securities involve greater risks than investing in domestic securities. As result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in Japan. Japanese laws and accounting, auditing, and financial reporting standards typically are not as strict as they are in the United States, and there may be less public information available about foreign companies.


THE POTOMAC VP MONEY MARKET FUND

OBJECTIVE:

     THE POTOMAC VP MONEY MARKET FUND seeks to provide security of principal, current income and liquidity.


CORE INVESTMENTS

     THE POTOMAC VP MONEY MARKET FUND seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.


INVESTMENT TECHNIQUES AND POLICIES

     In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

   o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

   o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   o Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.


   o Securities issued by U.S. Government-sponsored entities, such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.

   o The value of your investment could be eroded over time by the effects of inflation.

   o Security selection by Rafferty may cause the Fund to underperform other funds with similar investment objectives.

   o If a portfolio security declines in credit quality or goes into default, it could also affect the Fund's yield.


PERFORMANCE

     This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Funds of The Potomac Insurance Trust have not commenced operations as of the date of this Prospectus.


FEES AND EXPENSES OF THE FUNDS

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on estimated expenses for the current fiscal year. The fees and expenses below do not include those of separate accounts. If they did include such fees, total expenses would be higher. Please refer to your Contract prospectus for information on additional fees and expenses.


SHAREHOLDER FEES (fees paid directly from your investment)*
----------------
--------------------------------------------------------------------------------

                                                              CLASS A  CLASS B
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of
offering price)............................................     N/A      N/A

Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less)................     N/A      N/A

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)**
-------------------------

CLASS A SHARES:
--------------

------------------------------------------------------------------------------------------

                                  VP
                                  SMALL   VP                 VP      VP       VP TOTAL
                 VP OTC  VP DOW   CAP     INTERNET  VP U.S.  JAPAN   MIDCAP   MARKET
                  PLUS   30 PLUS  PLUS      PLUS      PLUS   PLUS    PLUS      PLUS
------------------------------------------------------------------------------------------

Management Fees   0.75     0.75    0.75     0.75      0.75    0.75     0.75     0.75

Distribution       N/A     N/A      N/A      N/A      N/A      N/A     N/A       N/A

(12b-1) Fees

Other Expenses**  0.86     0.86    0.86     0.86      0.77    0.77     0.77     0.77
                  ----     ----    ----     ----      ----    ----     ----     ----
Total Annual
Operating
Expenses**        1.61     1.61    1.61     1.61      1.52    1.52    1.52+     1.52+
                  ====     ====    ====     ====      ====    ====    ====      ====
-------------------------------------------------------------------------------------------


+  As part of its  investment  strategy,  the Fund may take short  positions in securities, which may result in dividend  expenses which could  increase the Fund's Other  Expenses.
   Such additional expenses can not be estimated and therefore, actual Fund expenses may be higher or lower than those shown.



-------------------------------------------------------------------------------------------
                                   VP                                               VP
                  VP    VP DOW   SMALL    VP       VP     VP        VP      VP     TOTAL
                  OTC/    30/     CAP/  INTERNET  U.S./  JAPAN/   MONEY   MIDCAP  MARKET
                 SHORT   SHORT   SHORT   /SHORT   SHORT  SHORT    MARKET   SHORT   SHORT
-------------------------------------------------------------------------------------------
Management Fees  0.90    0.90     0.90    0.90    0.90     0.90    0.50    0.90     0.90

Distribution      N/A     N/A     N/A      N/A     N/A     N/A      N/A     N/A     N/A
(12b-1) Fees

Other            1.22    1.22     1.22    1.22    1.22     1.22    0.76    1.22     1.22
Expenses**       ----    ----     ----    ----    ----     ----    ----    ----     ----

Total Annual
Operating
Expenses**+      2.12    2.12     2.12    2.12    2.12     2.12    1.26    2.12     2.12
                 ====    ====     ====    ====    ====     ====    ====    ====     ====
------------------------------------------------------------------------------------------------

** Rafferty has  voluntarily  agreed to waive all or a portion of its  management fee and/or reimburse each Fund's Other Expenses  through  December 31, 2004 to the extent that Class
   A Total  Operating  Expenses  exceed 1.50% for Plus Funds,  1.65% for the Short Funds and
   1.25% for the Money Market Fund.  Rafferty may choose to terminate  this waiver or revise the limit on Total  Annual  Operating  Expenses  at any time.  If overall  expenses  fall below  these  percentage  limitations,  then such Fund may  reimburse  Rafferty  for such waivers and reimbursements within the following three fiscal years.


+  As part of its  investment  strategy, each Fund may take short  positions in  securities, which may result in dividend expenses  which could  increase each Fund's Other  Expenses.
   Such additional expenses can not be estimated and therefore,  actual Fund expenses may be higher or lower than those shown.



CLASS B SHARES:
--------------

--------------------------------------------------------------------------------------------

                                               VP                 VP       VP     VP TOTAL
                VP OTC   VP DOW   VP SMALL  INTERNET  VP U.S.   JAPAN    MIDCAP   MARKET
                  PLUS   30 PLUS  CAP PLUS    PLUS     PLUS      PLUS     PLUS     PLUS
--------------------------------------------------------------------------------------------

Management Fees   0.75     0.75     0.75      0.75     0.75      0.75     0.75     0.75

Distribution      1.00     1.00     1.00      1.00     1.00      1.00     1.00     1.00
(12b-1) Fees

Other             0.86     0.86     0.86      0.86     0.77      0.77     0.77     0.77
Expenses**        ----     ----     ----      ----     ----      ----     ----     ----

Total Annual
Operating
Expenses**        2.61     2.61     2.61      2.61     2.52      2.52    2.52+     2.52+
                  ====     ====     ====      ====     ====      ====    ====      ====

--------------------------------------------------------------------------------------------

+  As part of its  investment  strategy,  the Fund may take short  positions in  securities, which may result in dividend  expenses  which could  increase the Fund's Other  Expenses.
   Such additional expenses can not be estimated and therefore,  actual Fund expenses may be higher or lower than those shown.



--------------------------------------------------------------------------------------------
                                    VP
                   VP              SMALL     VP    VP     VP      VP     VP      VP TOTAL
                   OTC/    VP DOW   CAP/  INTERNET U.S./ JAPAN/  MONEY  MIDCAP   MARKET
                   SHORT  30/SHORT SHORT   SHORT  SHORT  SHORT   MARKET  SHORT    SHORT
--------------------------------------------------------------------------------------------

Management Fees     0.90   0.90    0.90    0.90   0.90   0.90    0.50    0.90     0.90

Distribution        1.00   1.00    1.00    1.00   1.00   1.00    1.00    1.00     1.00
(12b-1) Fees

Other Expenses**    1.22   1.22    1.22    1.22   1.22   1.22    0.76    1.22     1.22
                    ----   ----    ----    ----   ----   ----    ----    ----     ----
Total Annual
Operating           3.12   3.12    3.12    3.12   3.12   3.12    2.26    3.12     3.12
Expenses**+         ====   ====    ====    ====   ====   ====    ====    ====     ====

--------------------------------------------------------------------------------------------

** Rafferty has  voluntarily  agreed to waive all or a portion of its  management fee and/or reimburse each Fund's Other Expenses  through  December 31, 2004 to the extent that Class
   B Total  Operating  Expenses  exceed 2.50% for Plus Funds,  2.65% for the Short Funds and
   2.25% for the Money Market Fund.  Rafferty may choose to terminate  this waiver or revise the limit on Total  Annual  Operating  Expenses  at any time.  If overall  expenses  fall below  these  percentage  limitations,  then such Fund may  reimburse  Rafferty  for such waivers and reimbursements within the following three fiscal years.

+  As part of its  investment  strategy,  the Fund may take short  positions in  securities, which may result in dividend  expenses  which could  increase the Fund's Other  Expenses.
   Such additional expenses can not be estimated and therefore,  actual Fund expenses may be higher or lower than those shown.



EXPENSE EXAMPLE
---------------

     The tables below are intended to help you compare the cost of investing in Class A and Class B of the Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in each Class of each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Classes' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
FUND                  1 YEAR  3 YEARS    FUND                 1 YEAR    3 YEARS
--------------------------------------------------------------------------------
VP OTC Plus:                             VP OTC/Short:

   Class A             $164    $508         Class A            $215      $664
   Class B             $264    $811         Class B            $315      $963
--------------------------------------------------------------------------------
VP Dow 30 Plus:                          VP Dow 30/Short:

   Class A             $164    $508         Class A            $215      $664
   Class B             $264    $811         Class B            $315      $963
--------------------------------------------------------------------------------
VP Small Cap Plus:                          VP Small Cap/Short:

   Class A             $164    $508         Class A            $215      $664
   Class B             $264    $811         Class B            $315      $963
--------------------------------------------------------------------------------
VP Internet Plus:                        VP Internet/Short:

   Class A             $164    $508         Class A            $215      $664
   Class B             $264    $811         Class B            $315      $963
--------------------------------------------------------------------------------
VP U.S. Plus:                            VP U.S./Short:

   Class A             $155    $480         Class A            $215      $664
   Class B             $255    $785         Class B            $315      $963
--------------------------------------------------------------------------------
VP Japan Plus:                           VP Japan/Short:

   Class A             $155    $480         Class A            $215      $664
   Class B             $255    $785         Class B            $315      $963
--------------------------------------------------------------------------------
VP MidCap Plus:                          VP MidCap/Short:
   Class A             $155    $480        Class A             $215      $664
   Class B             $255    $785        Class B             $315      $963
--------------------------------------------------------------------------------
VP Total Market Plus:                    VP Total Market/
  Class A              $155    $480      Short:
  Class B              $255    $785        Class A             $215      $664
                                           Class B             $315      $963
--------------------------------------------------------------------------------
VP Money Market Fund:
  Class A              $128    $400
  Class B              $229    $706
--------------------------------------

                                   ABOUT YOUR INVESTMENT

INVESTING IN THE FUNDS

     The Potomac Insurance Trust offers shares of the Funds to insurance company separate accounts that serve as investment vehicles Contracts. The Trust also offers shares of the Funds to certain Plans. The separate accounts and plan sponsors, not the individual Contract owners or Plan beneficiaries, are the shareholders of the Funds. However, the separate accounts and plan sponsors may pass through voting rights to the Contract owners or Plan beneficiaries.

     Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Funds should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. An insurance company or plan sponsor may not make available all Funds, and there may be other restrictions and costs for purchases, sales or exchanges.


CLASSES OF SHARES

     Each Fund offers two classes of shares that are sold and redeemed at net asset value. An insurance company or plan sponsor may not make available both classes in its Contracts or Plans.

     o Class A shares are made available only with respect to Contracts and qualified pension and retirement plans where the insurance company or plan sponsor receives no payments from the Funds for its services in selling the Funds' shares or servicing shareholder accounts.

     o Class B shares are made available with respect to Contracts and qualified pension and retirement plans where the insurance company or plan sponsor receives payments at an annual rate of up to 1.00% of that class' average daily net assets for distribution and servicing activities. As a result, Class B shares have higher on-going expenses than Class A shares of the same Fund.

     The Trust reserves the right to reject any purchase order or suspend the offering of Fund shares.


RULE 12B-1 FEES

     The Funds have adopted a distribution plan under Rule 12b-1 for each Class of shares. The Class A plan does not permit the Funds to incur any direct distribution expenses related to Class A shares. However, it does authorize the Funds' investment adviser and distributor to pay expenses related to the distribution and sales of the Funds' Class A shares. The Class B plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Funds' Class B assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under Class B plan, the fees may amount to an annualized rate of 1.00% of that class' average daily net assets.

SHARE PRICES

     A Fund's share price is known as its net asset value per share (NAV). For all of the Funds except the VP Money Market Fund, the share prices are calculated fifteen minutes after the close of regular trading, usually 4:15 pm Eastern time, each day the NYSE is open for business. The VP Money Market Fund's share price is calculated as of 1:15 pm Eastern time each day the NYSE and Federal Reserve Bank of New York are open. Share price is calculated by dividing a Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask prices;

     o    options on futures are valued at their closing price;

     o short-term debt securities with a maturity of 60 days or less and money market securities held by a Fund are valued using the "amortized" cost method ;

     o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor, in accordance with procedures established by, and under the supervision of the Board of Trustees; and


     o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price ("NOCP").



                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

     Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty also provides investment services to certain other businesses and institutional clients.

     Under an investment advisory agreement between The Potomac Insurance Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets.

--------------------------------------------------------------------------------
                                                 ADVISORY FEES CHARGED
                                                 ---------------------
--------------------------------------------------------------------------------
PLUS FUNDS                                               0.75%

SHORT FUNDS                                              0.90%

MONEY MARKET FUND                                        0.50%

--------------------------------------------------------------------------------

     An  investment   committee  of  Rafferty   employees  has  the   day-to-day
responsibility for managing the Funds.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS:

     Each Fund, except the VP Money Market Fund, distributes dividends from net investment income at least annually. The VP Money Market Fund usually distributes dividends from its net investment income monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses. Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit.

     Dividends   and  net  capital  gain   distributions   will  be   reinvested
automatically at NAV in shares of the distributing Fund on which the dividend or distribution was declared unless you request otherwise in writing.


TAXES:

     Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), so that it will not have to pay federal income tax on that part of its investment company taxable income (determined without regard to any deduction for dividends paid) and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

     Fund shares are offered only to insurance company separate accounts that fund Contracts and certain Plans. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (Separate Accounts) and (2) the holders of Contracts funded through the Separate Accounts. Plans are generally exempt from federal income tax, though distributions from such plans usually are taxable; for more information, contact your Plan administrator.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

           MORE INFORMATION ON
       THE POTOMAC INSURANCE TRUST

This  Prospectus  is intended  only for use
when  accompanied  by  a  Separate  Account
prospectus   or   qualified    pension   or           P R O S P E C T U S
retirement plan document.
                                                          May 1, 2004
STATEMENT OF ADDITIONAL  INFORMATION (SAI):
The Funds' SAI contains more information on the Funds and their investment policies.
The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission
(SEC).

CALL OR  WRITE  TO  OBTAIN  THE SAI FREE OF
CHARGE:

Write to: The Potomac Insurance Trust
          P.O. Box 1993
          Milwaukee, Wisconsin  53201-1993      [THE POTOMAC INSURANCE TRUST
                                                             LOGO]
  Call:     (800) 851-0511

  By Internet:  www. potomacfunds.com

These documents and other information about
the Funds can be reviewed and copied at the
Securities and Exchange Commission's Public
Reference   Room   in   Washington,    D.C.
Information  on the operation of the Public
Reference  Room may be  obtained by calling
the Commission at (202)  942-8090.  Reports
and other  information  about the Funds may
be viewed  on-screen or downloaded from the
EDGAR  Database on SEC's  Internet web site            500 Fifth Avenue
at  HTTP://WWW.SEC.GOV.   Copies  of  these                Suite 415
documents  may be obtained,  after paying a         New York, New York  10110
duplicating  fee, by electronic  request at
the     following      e-mail      address:          100 South Royal Street
PUBLICINFO@SEC.GOV, or by writing the SEC's        Alexandria, Virginia  22314
Public Reference Section,  Washington, D.C.
20549-0102.

No person has been  authorized  to give any
information  or to make any  representation
not contained in this Prospectus, or in the
SAI  incorporated  herein by reference,  in
connection  with the offering  made by this
Prospectus  and,  if given  or  made,  such
information or representations  must not be
relied  upon as having been  authorized  by
the  Potomac   Insurance   Trust  or  their
distributor.   This   Prospectus  does  not
constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.

                 SEC File Number: 811-09761

                           THE POTOMAC INSURANCE TRUST
                          THE POTOMAC VP CARDINAL FUND
                           THE POTOMAC VP WARWICK FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

This Statement of Additional Information ("SAI") relates to the following two separate investment portfolios ("Funds") of The Potomac Insurance Trust (the "Trust"), a management investment company, or mutual fund:

                          The Potomac VP Cardinal Fund

                           The Potomac VP Warwick Fund

The Trust offers shares of the Funds to separate accounts that fund variable annuity contracts and variable life insurance policies of certain insurance companies (collectively "Contracts") and qualified pension and retirement plans ("Qualified Plans").

This SAI dated May 1, 2004 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated May 1, 2004, relating to the Funds. This SAI is incorporated by reference into the Trust's prospectus. In other words, it is legally part of the Trust's Prospectus

To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write or call the Trust at the address or telephone number listed above.

                               Dated: May 1, 2004

                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

THE POTOMAC INSURANCE TRUST..................................................1

CLASSIFICATION OF THE FUNDS..................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................1

   American Depositary Receipts ("ADRs").....................................1
   Equities..................................................................2
   Foreign Securities........................................................2
   Illiquid Investments and Restricted Securities............................3
   Indexed Securities........................................................3
   Investments in Other Investment Companies.................................4
   Options, Futures and Other Strategies.....................................4
   Repurchase Agreements....................................................10
   Reverse Repurchase Agreements............................................10
   Short Sales..............................................................10
   Swap Agreements..........................................................11
   U.S. Government Securities...............................................12
   Other Investment Risks and Practices.....................................13

INVESTMENT RESTRICTIONS.....................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................16

MANAGEMENT OF THE TRUST.....................................................16

   Trustees and Officers....................................................16
   Investment Adviser and Subadviser........................................20
   Proxy Voting Policies and Procedures.....................................22
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian........23
   Distributor..............................................................23
   Distribution Plan........................................................24
   Independent Auditors.....................................................24

DETERMINATION OF NET ASSET VALUE............................................24

PURCHASES AND REDEMPTIONS...................................................25

   Anti-Money Laundering....................................................25
   Redemption in Kind.......................................................25
   Receiving Payment........................................................26

SHAREHOLDER AND OTHER INFORMATION...........................................26

   Shareholder Information..................................................26
   Other Information........................................................27

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................27

   Dividends and Other Distributions........................................27
   Taxes....................................................................27

FINANCIAL STATEMENTS........................................................30

                           THE POTOMAC INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-two separate series. However, this SAI relates only to the Potomac VP Cardinal Fund and the Potomac VP Warwick Fund (collectively, the "Funds").

Each Fund currently offers one class of shares, Class A shares. Class A shares are made available with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 0.25% of the Class A shares average daily net assets for shareholder services. The Class A shares also may be subject to other charges as described in the Contracts' prospectuses or Qualified Plan documents.

                           CLASSIFICATION OF THE FUNDS

Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of its objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------

Each Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

EQUITIES

COMMON STOCKS. Each Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. Each Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FOREIGN SECURITIES
------------------

Each Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

Each Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Each Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

Each Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies, which are discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund may use certain options (traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."


Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, each Fund is not deemed to be a "commodity pool operator" or a "commodity pool" under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.


In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.


REVERSE REPURCHASE AGREEMENTS
-----------------------------

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities. During that time, a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.


SHORT SALES
-----------

Each Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS
---------------

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the

United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. Each Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio. A Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Funds may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE FUNDS HAVE ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

EACH FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL POLICY, WHICH MAY BE CHANGED BY THE VOTE OF THE BOARD WITHOUT SHAREHOLDER APPROVAL:

A Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Funds, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              # OF
                                                                       PRINCIPAL           PORTFOLIOS                OTHER
                                                TERM OF              OCCUPATION(S)           IN FUND              TRUSTEESHIPS/
 NAME, ADDRESS AND          POSITION(S)     OFFICE AND LENGTH          DURING            COMPLEX OVERSEEN      DIRECTORSHIPS HELD
        AGE               HELD WITH FUND     OF TERM SERVED        PAST FIVE YEARS        BY TRUSTEE**            BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lawrence C. Rafferty*     Chairman of the  Lifetime of Trust    Chairman and Chief            12                   None
Age: 61                   Board of         until removal or     Executive Officer of
                          Trustees         resignation; Since   Rafferty, 1997-
                                           1999                 present; Chief
                                                                Executive Officer of
                                                                Rafferty Companies, LLC,
                                                                1996-present; Chief
                                                                Executive Officer of
                                                                Rafferty Capital
                                                                Markets, Inc., 1995-
                                                                present.
------------------------------------------------------------------------------------------------------------------------------------
Jay F. Higgins*           Trustee          Lifetime of Trust    Chairman, Bengal Partners,    12                   Dwango North
Age: 58                                    until removal of     1998-present (NASD Broker-                         America Corp.
                                           resignation; Since   Dealer).                                           (radio, telephone
                                           1999                                                                    communications)
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              # OF
                                                                       PRINCIPAL           PORTFOLIOS                OTHER
                                                TERM OF              OCCUPATION(S)           IN FUND              TRUSTEESHIPS/
 NAME, ADDRESS AND          POSITION(S)     OFFICE AND LENGTH          DURING            COMPLEX OVERSEEN      DIRECTORSHIPS HELD
        AGE               HELD WITH FUND     OF TERM SERVED        PAST FIVE YEARS          BY TRUSTEE            BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Byrne           Trustee          Lifetime of Trust    President and Chief           12                   None
Age: 59                                    until removal or     Executive Officer of
                                           resignation; Since   Byrne Securities Inc.,
                                           1999                 1992-present; Trustee,
                                                                The Opening Word
                                                                Program, Wyandanch, New
                                                                York.
------------------------------------------------------------------------------------------------------------------------------------
Kevin G. Boyle            Trustee          Lifetime of Trust    President, Kevin              12                   None
Age: 54                                    until removal or     G. Boyle
                                           resignation; Since   Securities, Inc.,
                                           2002                 1981-present.
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Jackson        Trustee          Lifetime of Trust    Private Investor.             12                   None
Age: 54                                    until removal or
                                           resignation; Since
                                           2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                 17

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              # OF
                                                                       PRINCIPAL           PORTFOLIOS                OTHER
                                                TERM OF              OCCUPATION(S)           IN FUND              TRUSTEESHIPS/
 NAME, ADDRESS AND          POSITION(S)     OFFICE AND LENGTH          DURING            COMPLEX OVERSEEN      DIRECTORSHIPS HELD
        AGE               HELD WITH FUND     OF TERM SERVED        PAST FIVE YEARS          BY TRUSTEE             BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gerald E. Shanley III     Trustee          Lifetime of Trust    Business Consultant,          12                   None
Age: 60                                    until removal or     1985-present; Trustee of
                                           resignation; Since   Estate of Charles S.
                                           1999                 Payson, 1987-present.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              # OF
                                                                       PRINCIPAL           PORTFOLIOS                OTHER
                                                TERM OF              OCCUPATION(S)           IN FUND              TRUSTEESHIPS/
 NAME, ADDRESS AND          POSITION(S)     OFFICE AND LENGTH          DURING            COMPLEX OVERSEEN      DIRECTORSHIPS HELD
        AGE               HELD WITH FUND     OF TERM SERVED        PAST FIVE YEARS          BY TRUSTEE             BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel D. O'Neill         Chief Executive  One Year; Since      Managing Director of          N/A                  None
Age: 35                   Officer;         2003;                Rafferty, 1999-present;
                                                                Portfolio Manager,
                          President        One Year; Since      Hermitage Capital
                                           1999                 Management, 1998-1999;
                                                                Associate, Akin, Gump,
                          Secretary        Since 2004           Strauss, Hauer & Feld,
                                                                LLP, 1995-1998 (law
                                                                firm).
------------------------------------------------------------------------------------------------------------------------------------
Timothy P. Hagan          Vice President;  One Year; Since      Vice President of             N/A                  None
100 S. Royal Street                        2001                 Rafferty, 1997-present.
Alexandria, VA  22314     Chief Executive  One Year; From 1999-
Age: 60                   Officer          2001
------------------------------------------------------------------------------------------------------------------------------------
Philip A. Harding         Senior Vice      One Year; Since      Vice President of             N/A                  None
Age: 59                   President        1999                 Rafferty, 1997-present.
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Edwards           Vice President;  One Year; Since      Vice President of             N/A                  None
100 S. Royal Street       President;       2002                 Rafferty, 1997 to present.
Alexandria, VA  22314     Chief Financial  One Year; 2001-
Age: 45                   Officer;         2002;
                          Vice President   One Year; 1999-
                                           2001
------------------------------------------------------------------------------------------------------------------------------------
Jesse J. Noel             Chief Financial  One Year; Since      Assistant Vice President      N/A                  None
100 S. Royal Street       Officer          2002                 of Rafferty, 2002-present;
Alexandria, VA  22314                                           Mutual Fund Accountant, U.S.
Age: 33                                                         Bancorp Fund Services, LLC,
                                                                1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty
     and Mr. Higgins owns a beneficial interest in Rafferty.

**   The Potomac Insurance Trust currently consists of 22 separate portfolios,  none of which are offered for sale to the public. In addition, the Potomac Funds currently offer for sale to the public 12 portfolios of the 22 currently registered with the SEC.

                                                                 18

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee met once during the Trust's most recent fiscal year.


The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.


The Trustees do not own any shares of the Funds, as the Funds have not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2003:

---------------------------------------------------------------------------------------
  DOLLAR RANGE OF
 EQUITY SECURITIES   INTERESTED TRUSTEES:           DISINTERESTED TRUSTEES:
       OWNED:

---------------------------------------------------------------------------------------
                  Lawrence      Jay F.    Kevin G.   Daniel    Richard     Gerald E.
                  C. Rafferty   Higgins   Boyle      J. Byrne  G.Jackson*  Shanley
                                                               III
---------------------------------------------------------------------------------------
VP Warwick Fund      $ 0         $ 0      $ 0          $ 0        $ 0        $ 0
---------------------------------------------------------------------------------------
VP Cardinal Fund     $ 0         $ 0      $ 0          $ 0        $ 0        $ 0
---------------------------------------------------------------------------------------
Aggregate Dollar     Over        $ 0      $ 0          $50,000-   $ 0        $ 0
Range of Equity      $100,000                          $100,000
Securities in the
Potomac Complex**
---------------------------------------------------------------------------------------

*  Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.
** Includes the operational funds of the Potomac Funds.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended December 31, 2003.

-------------------------------------------------------------------------------------
                                                                          AGGREGATE
                                                                        COMPENSATION
                                                                          FROM THE
                                         PENSION OR                       POTOMAC
                          AGGREGATE      RETIREMENT        ESTIMATED     MUTUAL FUND
                        COMPENSATION   BENEFITS ACCRUED     ANNUAL      COMPLEX PAID
    NAME OF PERSON,      FROM THE      AS PART OF THE    BENEFITS UPON     TO THE
      POSITION            TRUST       TRUST'S EXPENSES    RETIREMENT      TRUSTEES
-------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty        $0              $0               $0             $0

Jay F. Higgins              $0              $0               $0             $0

DISINTERESTED TRUSTEES
----------------------

Kevin G. Boyle              $0              $0               $0           $7,500

Daniel J. Byrne             $0              $0               $0           $9,500

Richard G. Jackson*         $0              $0               $0             $0

Gerald E. Shanley III       $0              $0               $0           $9,500

-------------------------------------------------------------------------------------
* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.

As the Funds were not operational prior to the date of this SAI, no officers own shares of the Funds. In addition, the Funds have no control persons or principal holders as of the date of this SAI.


INVESTMENT ADVISER AND SUBADVISER
---------------------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.00% of average daily net assets. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. This arrangement is effective through December 31, 2004. There is no assurance that Rafferty will renew the arrangement after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement, dated November 1, 2002, between Rafferty and Gustafson Baxter Financial Services, Inc. ("GBFS"), GBFS, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, Rafferty and GBFS jointly will manage the Funds' assets. An investment team from Rafferty and GBFS jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, GBFS will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement GBFS's allocation decisions for each Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.


The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or GBFS, as defined under the 1940 Act) and the shareholders of the applicable Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, GBFS or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of each applicable Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by GBFS. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of GBFS upon termination of the Subadvisory Agreement. For the Warwick Fund, Rafferty pays GBFS out of its management fees an annual fee equal to 0.40% of Fund assets up to $40 million, 0.60% of Fund assets between $40 million and $100 million, and 0.70% of Fund assets in excess of $100 million.

The Advisory and Subadvisory Agreements were approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. In approving the Agreements, the Trustees considered, among other matters: (1) the high quality of services that would be provided by Rafferty and GBFS; (2) the representations made by management regarding GBFS's proposed services; (3) the primary role of GBFS to create an investment program for the Fund and make asset allocations, as well as Rafferty's role to effect the Fund's trades and oversee the management and operations of the Funds; (4) the resources to be dedicated to the Fund by Rafferty and GBFS; (5) the experience of GBFS personnel in complying with rules and regulations of the 1940 Act and in Rafferty's oversight responsibilities to ensure that the Fund is in compliance with such regulations and their investment policies; (6) the proposed fee arrangement with Rafferty and GBFS and the Fund's overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty; and (7) the fact that Rafferty does not utilize soft dollar commissions.


Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

GBFS shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, GBFS and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

PROXY VOTING GUIDELINES. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. Rafferty will report to the Funds' Board on any conflict of interest it encounters when voting the Funds' proxies.

Rafferty will seek to obtain a written consent from the Board to vote a proxy in a manner contrary to the Funds' stated voting policies.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative services. As compensation for these services, the Trust pays the Administrator a fee based on the Funds' average daily net assets of .09% on assets between $50 million and $200 million, .08% on assets between $200 million and $750 million of the average daily net assets, and .05% on the balance over $750 million. There is a minimum annual fee of $40,000. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Mutual Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Funds' average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. There is a minimum annual fee of $48,000. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.


Pursuant to a Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp, LLC ("Transfer Agent"), the Transfer Agent provides the Trust with transfer and dividend disbursing agent functions. Pursuant to the Transfer Agent Servicing Agreement, the Transfer Agent receives an annual fee of $10,000, plus 0.35% per Fund based on the Funds' average net assets if the number of shareholder accounts exceeds ten. The Transfer Agent also is entitled to certain out-of-pocket expenses.


Pursuant to a Custody Agreement, U.S. Bank, N.A. serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee of .035% per Fund based on the Funds' average daily net assets.


Pursuant to an Agreement between Security Benefit Life Insurance Company ("Security Benefit") and the Trust on behalf of the Funds, Security Benefit provides accounting, transfer agent and other services to the Funds. For these services, the Trust will pay Security Benefit fees equal to an annual rate, calculated daily, of 0.20% of the average daily net assets of the value of the shares held in Security Benefit's separate accounts.


DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Class A shares Plan ("Class A Plan") for each Fund. The Class A Plan authorizes each Fund to pay up to 0.25% of Class A average daily net assets to insurance companies in connection with the servicing of Class A shareholders and other service activities. The insurance companies' services may include printing and mailing of Fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Class A shares.

The Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT AUDITORS
--------------------

Ernst & Young, LLP, 233 S. Wacker Drive, Chicago, Illinois 60606 are the independent auditors for the Trust.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds is determined separately daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income is recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited ("Separate Accounts") may purchase and redeem shares of the Funds on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged to the Separate Accounts when they purchase or redeem shares of the Funds.


ANTI-MONEY LAUNDERING
---------------------

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

     A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.


The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Funds. However, the Contracts and Qualified Plans may pass through voting rights to the contract owners. Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each Class of each Fund have equal voting rights, except that, in matters affecting only a particular Class or series, only shares of that Class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

POTENTIAL CONFLICTS. Shares of the Funds may serve as the underlying investments for the separate accounts of unaffiliated insurance companies for both annuity contracts and life insurance policies. The interests of various contract and policy owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more of the Funds. This may require a Fund to sell securities at unfavorable prices.

MASTER/FEEDER STRUCTURE OPTION. The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the
Funds. If permitted by law at that time, the Board may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days' notice prior to the implementation of the master/feeder structure. Under the Code, as currently interpreted by the Internal Revenue Service, the Funds may not operate under a master/feeder structure and satisfy the diversification requirements described in the next section.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code ("RIC"). Because of the investment strategies of each Fund, there can be no assurance that any Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If a Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by those Funds, pursuant to which each of them would treat itself as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

ADDITIONAL DIVERSIFICATION REQUIREMENT. Each Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (I.E., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Funds, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. A Fund's failure to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders thereof other than as described in the applicable Contract prospectus.

INCOME FROM FOREIGN SECURITIES. Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).



                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Funds had not commenced operations.

                           THE POTOMAC INSURANCE TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

The Potomac Insurance Trust (the "Trust") is a management investment company, or mutual fund, which currently offers shares of twenty-two separate investment portfolios (the "Funds") to separate accounts that fund variable annuity contracts and variable life insurance policies of certain insurance companies (collectively "Contracts") and qualified pension and retirement plans ("Qualified Plans"). This Statement of Additional Information ("SAI") relates only to the seventeen Funds of the Trust listed below. The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it offers funds consisting of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. Each "plus" Fund attempts to provide investment results that correlate to its target index, while each "short" Fund attempts to provide investment results that are opposite of the return of its target index. In particular, the Funds below seek the following investment results as compared to their target indices:

FUND                                        TARGET INDEX
The Potomac VP U.S. Plus Fund               125% of the performance of the Standard &
                                            Poor's 500 Composite Stock Price Index(TM) Index
The Potomac VP U.S./Short Fund              Inverse (opposite) of the Standard & Poor's
                                            500 Composite Stock Price Index(TM)
The Potomac VP OTC Plus Fund                125% of the performance of the Nasdaq 100
                                            Stock Index(R)
The Potomac VP OTC/Short Fund               Inverse (opposite) of the Nasdaq 100 Stock
                                            Index(R)
The Potomac VP Dow 30(SM) Plus Fund         125% of the performance of the Dow Jones
                                            Industrial Average(SM)
The Potomac VP Dow 30(SM)/Short Fund        Inverse (opposite) of the Dow Jones Industrial
                                            Average(SM)
The Potomac VP Internet Plus Fund           125% of the performance of the Dow Jones
                                            Composite Internet Index(SM)
The Potomac VP Internet/Short Fund          Inverse (opposite) of the Dow Jones Composite
                                            Internet Index(SM)
The Potomac VP Japan Plus Fund              125% of the performance of the Nikkei 225
                                            Stock Average
The Potomac VP Japan/Short Fund             Inverse (opposite) of the Nikkei 225 Stock
                                            Average
The Potomac VP Small Cap Plus Fund          125% of the performance of the Russell
                                            2000(R)Index
The Potomac VP Small Cap/Short Fund         Inverse (opposite) of the Russell 2000(R)Index
The Potomac VP MidCap Plus Fund             125% of the performance of the S&P 400 MidCap
                                            Index(TM)
The Potomac VP MidCap/Short Fund            Inverse (opposite) of the S&P 400 MidCap
                                            Index(TM)
The Potomac VP Total Market Plus Fund       125% of the performance of the S&P Super
                                            Composite 1500 Index(TM)
The Potomac VP Total Market/Short Fund      Inverse (opposite) of the S&P Super Composite
                                            1500 Index(TM)

The Trust also offers shares of the The Potomac VP Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities, to holders of Contract and to Qualified Plans. THE FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

This SAI, dated May 1, 2004 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated May 1, 2004, relating to the Funds. This SAI is incorporated by reference into the Trust's Prospectus. In other words, it is legally part of the Trust's Prospectus.

To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

                               Dated: May 1, 2004

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

THE POTOMAC INSURANCE TRUST....................................................1

CLASSIFICATION OF THE FUNDS....................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................2

    Core Investments...........................................................2
    American Depositary Receipts ("ADRs")......................................2
    Foreign Securities.........................................................2
    Illiquid Investments and Restricted Securities.............................3
    Indexed Securities.........................................................3
    Investments in Other Investment Companies..................................4
    Options, Futures and Other Strategies......................................5
    Repurchase Agreements.....................................................11
    Reverse Repurchase Agreements.............................................11
    Short Sales...............................................................12
    Swap Agreements...........................................................12
    U.S. Government Securities................................................13
    Other Investment Risks and Practices......................................14
    Tracking Error............................................................16

INVESTMENT RESTRICTIONS.......................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................19

MANAGEMENT OF THE TRUST.......................................................20

    Trustees and Officers.....................................................20
    Investment Adviser........................................................25
    Proxy Voting Policies and Procedures......................................26
    Fund Administrator, Fund Accountant, Transfer Agent and Custodian.........27
    Distributor...............................................................28
    Distribution Plan.........................................................28
    Independent Auditors......................................................28

DETERMINATION OF NET ASSET VALUE..............................................28

PURCHASES AND REDEMPTIONS.....................................................30

    Anti-Money Laundering.....................................................30
    Redemption in Kind........................................................30
    Receiving Payment.........................................................30

SHAREHOLDER AND OTHER INFORMATION.............................................31

    Shareholder Information...................................................31
    Other Information.........................................................31

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................32

    Dividends and Other Distributions.........................................32
    Taxes.....................................................................33

FINANCIAL STATEMENTS..........................................................36

                           THE POTOMAC INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-two separate series, seventeen of which are offered in this SAI: The Potomac VP U.S. Plus Fund ("U.S. Plus Fund"), The Potomac VP U.S./Short Fund ("U.S. Short Fund"), The Potomac VP OTC Plus Fund ("OTC Plus Fund"), The Potomac VP OTC/Short Fund ("OTC/Short Fund"), The Potomac VP Dow 30SM Plus Fund ("Dow 30SM Plus Fund"), The Potomac VP Dow 30SM/Short Fund ("Dow 30SM/Short Fund"), The Potomac VP Internet Plus Fund ("Internet Plus Fund"), The Potomac VP Internet/Short Fund ("Internet Short Fund"), The Potomac VP Japan Plus Fund ("Japan Plus Fund"), The Potomac VP Japan/Short Fund ("Japan Short Fund"), The Potomac VP Small Cap Plus Fund ("Small Cap Plus"), The Potomac VP Small Cap/Short Fund ("Small Cap Short"), The Potomac VP MidCap Plus Fund ("MidCap Plus Fund"), The Potomac VP MidCap/Short Fund ("MidCap/Short Fund"), The Potomac VP Total Market Plus Fund ("Total Market Plus Fund"), The Potomac VP Total Market/Short Fund ("Total Market/Short Fund") and The Potomac VP Money Market Fund ("Money Market Fund") (collectively, the "Funds"). The Trust may offer additional series in the future.

Each Fund currently offers two classes of shares: Class A shares and Class B shares. Class A shares are made available only with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives no payments from the Funds with respect to its services in connection with the distribution of Fund shares or servicing of shareholder accounts. Class B shares are made available with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 1.00% of that class' average daily net assets for related distribution and shareholder services. Each Class also may be subject to other charges as described in the Contracts' prospectuses or Qualified Plan documents.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond on a given day to a specific target index. The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall investment strategy.

                           CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of it's objective.

CORE INVESTMENTS

In general, each Fund (except the Money Market Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns for each Plus Fund that correspond to 125% of its respective target indices and for each Short Fund that correspond inversely to its respective target indices.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

The OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30/Plus Fund, Dow 30/Short Fund, Japan Plus Fund, Japan/Short Fund, MidCap Plus Fund, MidCap/Short Fund, Total Market Plus Fund, and Total Market/Short Fund may invest in ADRs. The OTC/Short Fund, Small Cap/Short Fund, Internet/Short Fund, Dow 30/Short Fund, Japan/Short Fund, MidCap Plus Fund, MidCap/Short Fund, Total Market Plus Fund, and Total Market/Short Fund may sell ADRs short.

ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Japan Funds.

FOREIGN SECURITIES

The Japan Funds may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES

Each Fund (other than the Money Market Fund) may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The U.S. Plus Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Dow 30 Plus Fund and the Dow 30/Short Fund may invest in DIAMONDSSM. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

Investments in SPDRs and DIAMONDS are considered investments in other investment companies, which are discussed below.

The Japan Funds may invest in currency-indexed securities. These securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. Dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the value of a specified foreign currency increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when the value of a specified foreign currency increases, resulting in a security whose price characteristics are similar to a put on the underlying currency.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. The Money Market Fund will invest only in those investment companies that invest in the same quality of investments as the Money Market Fund. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES

GENERAL. Each Fund (other than the Money Market Fund) may use certain options (traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."


Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, each Fund is not deemed to be a "commodity pool operator" or a "commodity pool" under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.


In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial

Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the

Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OTC FOREIGN CURRENCY OPTIONS. OTC foreign currency options that may be used by the Japan Plus Fund and the Japan Short Fund are European-style options. This means that the option is exercisable only immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

If a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

FOREIGN CURRENCY STRATEGIES - RISK FACTORS. Each Japan Fund may use options and futures contracts on Japanese Yen, as described above, and forward contracts on Japanese Yen, as described below.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. Dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, each Japan Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, each Japan Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. Each Japan Fund may enter into forward currency contracts to purchase or sell Japanese Yen for a fixed amount of U.S. Dollars. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The cost to each Japan Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Japan Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Japan Fund would in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Japan Fund may be unable to close out a forward currency contract at any time prior to maturity. In either event, a Japan Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Japan Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.


REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities. During that time, a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.


SHORT SALES

The U.S./Short Fund, the OTC/Short Fund, the Dow 30SM/Short Fund, the Internet/Short Fund, the Small Cap/Short Fund, the Japan/Short Fund, the MidCap Plus Fund, the MidCap/Short Fund, the Total Market Plus and the Total Market/Short Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

The U.S. Plus Fund, the OTC Plus Fund, the Dow 30SM Plus Fund, the Internet Plus Fund, the Small Cap Plus Fund and the Japan Plus Fund each also may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").

SWAP AGREEMENTS

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

The Money Market Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of its investment objective. The other Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Money Market Fund will invest in securities of agencies and instrumentalities only if Rafferty is satisfied that the credit risk involved is acceptable.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES

BORROWING. The U.S. Plus Fund, OTC Plus Fund, the Internet Plus Fund, the Dow 30SM Plus Fund, the Japan Plus Fund, the Small Cap Plus Fund, the MidCap Plus Fund, the MidCap/Short Fund, the Total Market Plus Fund and the Total Market/Short Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs and effects associated with portfolio turnover may adversely affect the Fund's performance.

TRACKING ERROR

Several factors may affect the Funds' ability to track the performance of their applicable indices. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with its investment restrictions or policies or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.

In the case of the Funds whose net asset values move inversely from their target indices (the U.S./Short Fund, OTC/Short Fund, Dow 30SM/Short Fund, Internet/Short Fund, Japan/Short Fund, the Small Cap/Short Fund, the MidCap/Short Fund, and the Total Market/Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

EACH FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, 8, and 9, as applicable and (3) the U.S./Short Fund, OTC/Short Fund, Dow 30SM/Short Fund, Internet/Short Fund, Small Cap/Short Fund, Japan/Short Fund, MidCap Plus Fund, MidCap/Short Fund, Total Plus Fund and Total Market/Short Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

EACH FUND, EXCEPT THE U.S. PLUS FUND, OTC PLUS FUND, DOW 30SM PLUS FUND, JAPAN PLUS FUND, SMALL CAP PLUS FUND, INTERNET PLUS FUND, MIDCAP PLUS FUND, MIDCAP/SHORT FUND, TOTAL MARKET PLUS FUND AND TOTAL MARKET/ SHORT FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

7. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

THE U.S. PLUS FUND, OTC PLUS FUND, DOW 30SM PLUS FUND, INTERNET PLUS FUND, JAPAN PLUS FUND AND SMALL CAP PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT
LIMITATION:

A Fund shall not:

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

THE U.S. PLUS FUND, OTC PLUS FUND, DOW 30SM PLUS FUND, JAPAN PLUS FUND, INTERNET PLUS FUND, SMALL CAP PLUS FUND, MIDCAP PLUS FUND, MIDCAP/SHORT FUND, TOTAL MARKET PLUS FUND AND TOTAL MARKET/SHORT FUND HAVE ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

EACH FUND, EXCEPT THE OTC PLUS FUND AND OTC/SHORT FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

10. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE OTC PLUS FUND AND THE OTC/SHORT  FUND HAVE ADOPTED THE FOLLOWING  INVESTMENT
LIMITATION:

A Fund shall not:

11. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the Nasdaq 100 Stock Index(R) ("Nasdaq Index"). There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE MIDCAP PLUS FUND, MIDCAP/SHORT FUND, TOTAL MARKET PLUS FUND AND TOTAL MARKET/SHORT FUND HAVE ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

12. Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

THE MONEY MARKET FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

The Money Market Fund shall not:

1. Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

2. Lend the Fund's portfolio securities in excess of 15% of its total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

3.   Underwrite securities of any other issuer.

4.   Purchase, hold, or deal in real estate or oil and gas interests.

5. Issue senior securities, except as permitted by the Fund's investment objective and policies.

6. Purchase or sell physical commodities; PROVIDED, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

7. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; PROVIDED, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

EACH FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL POLICY, WHICH MAY BE CHANGED BY THE VOTE OF THE BOARD WITHOUT SHAREHOLDER APPROVAL:

     A Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Funds, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS           TRUSTEE**    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Lawrence C. Rafferty*   Chairman    Lifetime     Chairman and Chief        12        None
Age: 61                 of the      of Trust     Executive Officer
                        Board of    until        of Rafferty,
                        Trustees    removal or   1997-present; Chief
                                    resignation; Executive Officer
                                    Since 1999   of Rafferty
                                                 Companies, LLC,
                                                 1996-present; Chief
                                                 Executive Officer
                                                 of Rafferty Capital
                                                 Markets, Inc.,
                                                 1995-present.
------------------------------------------------------------------------------------------------------
Jay F. Higgins*         Trustee     Lifetime     Chairman, Bengal          12        Dwango North
Age: 58                             of Trust     Partners,                           America Corp.
                                    until        1998-present (NASD                  (radio,
                                    removal or   Broker-Dealer).                     telephone
                                    resignation;                                     communications)
                                    Since 1999
------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Daniel J. Byrne         Trustee     Lifetime     President and Chief       12        None
Age: 59                             of Trust     Executive Officer
                                    until        of Byrne Securities
                                    removal or   Inc., 1992-present;
                                    resignation; Trustee, The Opening
                                    Since 1999   Word Program, Wyandanch,
                                                 New York.
------------------------------------------------------------------------------------------------------
Kevin G. Boyle          Trustee     Lifetime     President, Kevin G.       12        None
Age: 54                             of Trust     Boyle Securities,
                                    until        Inc., 1981-present.
                                    removal or
                                    resignation;
                                    Since 2002
------------------------------------------------------------------------------------------------------
Richard G. Jackson      Trustee     Lifetime     Private Investor.         12        None
Age: 54                             of Trust
                                    until
                                    removal or
                                    resignation;
                                    Since 2003
------------------------------------------------------------------------------------------------------

                                                  21

------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Gerald E. Shanley III   Trustee     Lifetime     Business                  12        None
Age: 60                             of Trust     Consultant,
                                    until        1985-present;
                                    removal or   Trustee of Estate
                                    resignation; of Charles S.
                                    Since 1999   Payson, 1987-present.
------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Daniel D. O'Neill       Chief       One Year;    Managing Director         N/A       None
Age: 35                 Executive   Since 2003;  of Rafferty,
                        Officer;                 1999-present;
                                                 Portfolio Manager,
                        President   One Year;    Hermitage Capital
                                    Since 1999   Management, 1998-1999;
                                                 Associate, Akin, Gump,
                        Secretary   Since 2004   Strauss, Hauer & Feld,
                                                 LLP, 1995-1998 (law
                                                 firm).
------------------------------------------------------------------------------------------------------
Timothy P. Hagan        Vice        One Year;    Vice President of         N/A       None
100 S. Royal Street     President;  Since 2001   Rafferty, 1997-
Alexandria, VA 22314    Chief       One Year;    present.
Age: 60                 Financial   From 1999-
                        Officer     2001
------------------------------------------------------------------------------------------------------
Philip A. Harding       Senior      One Year;    Vice President of         N/A       None
Age: 59                 Vice        Since 1999   Rafferty, 1997-
                        President                present.
------------------------------------------------------------------------------------------------------
Mark D. Edwards         Vice        One Year;    Vice President of         N/A       None
100 S. Royal Street     President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314    Chief       One Year;    present.
Age: 45                 Financial   2001-2002;
                        Officer
                        Vice        One Year;
                        President   1999-2001
------------------------------------------------------------------------------------------------------
Jesse J. Noel           Chief       One Year;    Assistant Vice President  N/A       None
100 S. Royal Street     Financial   Since 2002   of Rafferty, 2002-
Alexandria, VA 22314    Officer                  present; Mutual Fund
Age: 33                                          Accountant, U.S. Bancorp
                                                 Fund Services, LLC,
                                                 1997-1999.
------------------------------------------------------------------------------------------------------
*    Mr. Rafferty and Mr. Higgins are affiliated with Rafferty.  Mr. Rafferty is the Chairman and Chief
     Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

**   The Potomac  Insurance  Trust  currently  consists of 22  separate  portfolios,  none of which are offered for sale to the public.  In addition,  the Potomac Funds  currently  offer for sale to the public 12 portfolios of the 22 currently registered with the SEC.

                                                  22

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee met once during the Trust's most recent fiscal year.


The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.


The Trustees do not own any shares of the Funds, as the Funds have not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2003:

---------------------------------------------------------------------------------------------------------
 DOLLAR RANGE OF EQUITY
   SECURITIES OWNED:       INTERESTED TRUSTEES:                   DISINTERESTED TRUSTEES:

---------------------------------------------------------------------------------------------------------
                          Lawrence C.   Jay F.     Kevin G. Boyle  Daniel J.   Richard G.   Gerald E.
                          Rafferty      Higgins                    Byrne       Jackson*     Shanley III
---------------------------------------------------------------------------------------------------------
VP U.S. Plus Fund         $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP U.S./Short Fund        $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP OTC Plus Fund          $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP OTC/Short Fund         $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Dow 30(SM) Plus Fund   $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Dow 30(SM)/Short Fund  $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------

                                                    23

---------------------------------------------------------------------------------------------------------
 DOLLAR RANGE OF EQUITY
   SECURITIES OWNED:       INTERESTED TRUSTEES:                   DISINTERESTED TRUSTEES:

---------------------------------------------------------------------------------------------------------
VP Internet Plus Fund     $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Internet/Short Fund    $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Japan Plus Fund        $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Japan/Short Fund       $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Small Cap Plus Fund    $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Small Cap/Short Fund   $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP MidCap Plus Fund       $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP MidCap/Short Fund      $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
VP Total Market Plus      $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
Fund
---------------------------------------------------------------------------------------------------------
VP Total Market/Short     $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
Fund
---------------------------------------------------------------------------------------------------------
VP Money Market Fund      $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
---------------------------------------------------------------------------------------------------------
Aggregate Dollar Range    Over          $ 0        $ 0             $50,000-    $ 0          $ 0
of Equity Securities in   $100,000                                 $100,000
the Potomac Complex**
---------------------------------------------------------------------------------------------------------
*  Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.
** Includes the operational funds of the Potomac Funds.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended December 31, 2003.

-----------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE
                                                                                     COMPENSATION
                                                 PENSION OR          ESTIMATED      FROM THE POTOMAC
                              AGGREGATE      RETIREMENT BENEFITS       ANNUAL         MUTUAL FUND
                            COMPENSATION     ACCRUED AS PART OF     BENEFITS UPON    COMPLEX PAID TO
NAME OF PERSON, POSITION    FROM THE TRUST   THE TRUST'S EXPENSES    RETIREMENT       THE TRUSTEES
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty             $0                  $0                 $0                $0

Jay F. Higgins                   $0                  $0                 $0                $0

                                                  24

-----------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE
                                                                                     COMPENSATION
                                                 PENSION OR          ESTIMATED      FROM THE POTOMAC
                              AGGREGATE      RETIREMENT BENEFITS       ANNUAL         MUTUAL FUND
                            COMPENSATION     ACCRUED AS PART OF     BENEFITS UPON    COMPLEX PAID TO
NAME OF PERSON, POSITION    FROM THE TRUST   THE TRUST'S EXPENSES    RETIREMENT       THE TRUSTEES
-----------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------

Kevin G. Boyle                   $0                  $0                 $0              $7,500

Daniel J. Byrne                  $0                  $0                 $0              $9,500

Richard G. Jackson*              $0                  $0                 $0                $0

Gerald E. Shanley III            $0                  $0                 $0              $9,500
-----------------------------------------------------------------------------------------------------
* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.

As the Funds were not operational prior to the date of this SAI, no officers own shares of the Funds. In addition, the Funds have no control persons or principal holders as of the date of this SAI.

INVESTMENT ADVISER
------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

           Plus Funds            0.75%
           Short Funds           0.90%
           Money Market Fund     0.50%

For the Plus Funds, Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 1.50% and 2.50% of average daily net assets of the Class A shares and Class B shares, respectively. For the Short Funds, Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 1.65% and 2.65% of average daily net assets of the Class A shares and Class B shares, respectively. For Money Market Fund, Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 1.25% and 2.25% of average daily net assets of the Class A shares and Class B shares, respectively. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue the waiver after this date.


The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In renewing the Advisory Agreement, the Trustees considered, among other matters: (1) the nature and quality of services to be provided by Rafferty; (2) the cost to Rafferty in providing its proposed services and its profitability, including Fund expense ratios and expense limitations arrangements; (3) whether the Funds and their shareholders would benefit from any economies of scale; (4) whether Rafferty will receive fall-out benefits that should be taken into consideration in negotiating the fee and the advisory fee schedules; (5) the fees paid by comparable investment companies; and (6) that Rafferty will not utilize soft dollar arrangements.


The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

PROXY VOTING GUIDELINES. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. Rafferty will report to the Funds' Board on any conflict of interest it encounters when voting the Funds' proxies. Rafferty will seek to obtain a written consent from the Board to vote a proxy in a manner contrary to the Funds' stated voting policies.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, LLC (previously known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, ("Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative services. As compensation for these services, the Trust pays the Administrator a fee based on the Funds' average daily net assets of .09% on assets between $50 million and $200 million, .08% on assets between $200 million and $750 million of the average daily net assets, and .05% on the balance over $750 million. There is a minimum annual fee of $40,000. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Mutual Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Funds' average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. There is a minimum annual fee of $48,000. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp, LLC ("Transfer Agent"), the Transfer Agent provides the Trust with transfer and dividend disbursing agent functions. Pursuant to the Transfer Agent Servicing Agreement, the Transfer Agent receives an annual fee of $10,000, plus 0.35% per Fund based on each Fund's average net assets if the number of shareholder accounts exceeds ten. The Transfer Agent also is entitled to certain out-of-pocket expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of .035% per fund based on the Funds' average daily net assets.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted separate plans for the Class A shares ("Class A Plan") and Class B shares ("Class B Plan") of each Fund. The Class A Plan does not permit the Funds to incur any direct distribution expenses related to Class A shares. However, it does authorize the Funds' investment adviser and distributor to pay expenses related to the distribution and sales of the Funds' Class A shares. The Class B Plan authorizes the Trust to pay up to 1.00% of Class B average daily net assets to insurance companies in connection with the distribution of Class B shares and other service activities. The insurance companies' services may include printing and mailing of Fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Class B shares.

Each Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT AUDITORS
--------------------

Ernst & Young, LLP, 233 S. Wacker Drive, Chicago, Illinois 60606 are the independent auditors for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds (except the Money Market Fund) is determined separately daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Money Market Fund is determined each day as of 1:15 p.m. Eastern time that both the NYSE and the Federal Reserve Bank of New York are open for business.

It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates.

Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income is recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited ("Separate Accounts") may purchase and redeem shares of the Funds on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged to the Separate Accounts when they purchase or redeem shares of the Funds.


ANTI-MONEY LAUNDERING
---------------------

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

     A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.


The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Funds. However, the Contracts and Qualified Plans may pass through voting rights to the contract owners. Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each Class of each Fund have equal voting rights, except that, in matters affecting only a particular Class or series, only shares of that Class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

POTENTIAL CONFLICTS. Shares of the Funds may serve as the underlying investments for the separate accounts of unaffiliated insurance companies for both annuity contracts and life insurance policies. The interests of various contract and policy owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more of the Funds. This may require a Fund to sell securities at unfavorable prices.

MASTER/FEEDER STRUCTURE OPTION. The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the
Funds. If permitted by law at that time, the Board may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days' notice prior to the implementation of the master/feeder structure. Under the Code, as currently interpreted by the Internal Revenue Service, the Funds may not operate under a master/feeder structure and satisfy the diversification requirements described in the next section.

LICENSING AGREEMENT.
--------------------

The Trust has entered into a licensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks in connection with its registration statement and other materials. The licensing agreement between the Trust and Dow Jones is solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties. Dow Jones will not have any liability in connection with the Trust. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
(i) the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the DJIASM (the "Dow Index") and the data included in the Dow Index; (ii) the accuracy or completeness of the Dow Index and its data; and (iii) the merchantability and the fitness for a particular purpose or use of the Dow Index and its data. In addition, Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Index or its data and under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. Dow Jones does not recommend that any person invest in the Trust or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust; have any responsibility or liability for the administration, management or marketing of the Trust; or consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly. Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code ("RIC"). Because of the investment strategies of each Fund, there can be no assurance that any Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If a Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by those Funds, pursuant to which each of them would treat itself as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

ADDITIONAL DIVERSIFICATION REQUIREMENT. Each Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Funds, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. A Fund's failure to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders thereof other than as described in the applicable Contract prospectus.

INCOME FROM FOREIGN SECURITIES. Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Funds had not commenced operations.

                           THE POTOMAC INSURANCE TRUST

                            PART C OTHER INFORMATION
                            ------------------------


Item 23.  Exhibits
          --------

          (a)            Declaration of Trust*

          (b)            By-Laws*

          (c)            Voting trust agreement - none

          (d)(i)         Investment   Advisory  Agreement  between  the  Potomac
                         Insurance Trust and Rafferty Asset Management, LLC**

             (ii)(A)     Form  of  Investment   Subadvisory   Agreement  between
                         Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - filed herewith

             (ii)(B)     Form  of  Investment   Subadvisory   Agreement  between
                         Portfolio   Strategies,   Inc.   and   Rafferty   Asset
                         Management, LLC - to be filed

             (ii)(C)     Form  of  Investment   Subadvisory   Agreement  between
                         Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC***

             (iii)      Form of Fund Administration Servicing Agreement between
                         the Potomac Insurance Trust and Firstar Mutual Fund Services**

          (e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

             (ii)        Form of Dealer Agreement**

             (iii)       Form of Services Agreement**

          (f)            Bonus, profit sharing contracts - none

          (g)(i)         Form  of  Custodian   Agreement   between  the  Potomac
                         Insurance Trust and Firstar Bank Milwaukee, NA**

          (h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

             (ii)        Form of Fund Accounting Servicing Agreement between the
                         Potomac   Insurance   Trust  and  Firstar  Mutual  Fund
                         Services, LLC**

             (iii)       Form of Participation Agreement**

          (i)            Opinion and consent of counsel - filed herewith

          (j)(i)         Consent of Independent Auditors - filed herewith

             (ii)        Powers of Attorney^

             (iii)       Power of Attorney for Richard G. Jackson^^

          (k)            Audited seed capital statements - filed herewith

          (l)            Letter of investment intent - filed herewith

          (m)(i)         Class A Plan pursuant to Rule 12b-1**

             (ii)        Class B Plan pursuant to Rule 12b-1**

          (n)            Plan pursuant to Rule 18f-3**

          (o)            Reserved

          (p)(i) Code of Ethics for Potomac Insurance Trust and Rafferty Asset Management, LLC**

             (ii) Form of Code of Ethics of Gustafson Baxter Financial Services, Inc. - filed herewith

             (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

             (iv)        Code of Ethics of Flexible Plan Investments, Ltd.***

             (v)         Code of Ethics of Rafferty Capital Markets, LLC^^^

-----------------

* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR Accession No. 0000898432-00-000381.

*** Incorporated by reference to the Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 9, 2004, EDGAR Accession No. 0000898432-04-00030.

^ Incorporated by reference to the Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.

^^ Incorporated by reference to the Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 28, 2004, EDGAR Accession No. 0000898432-04-000081.

^^^ Incorporated by reference to the Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004, EDGAR Accession No. 0000898432-04-000231.

Item 24.  Persons Controlled by or under
          Common Control with Registrant
          ------------------------------

          None.

Item 25.  Indemnification
          ---------------

          Article XI, Section 2 of the Trust's Declaration of Trust provides that:

          (a)  Subject to the exceptions and limitations  contained in paragraph
(b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or
(B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

              (i) such Covered Person shall have provided appropriate security for such undertaking,

              (ii) the Trust is insured against losses arising out of any such advance payments, or

              (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415,New York, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

     Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

     Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

     Flexible Plan Investments,  Ltd.  ("Flexible  Plan"),  3883 Telegraph Road,
Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Item 27.  Principal Underwriter
          ---------------------

     (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

     (b)  The director and officers of Rafferty Capital Markets, LLC are:

                         Positions and Offices with       Position and Offices
       Name                     Underwriter                  with Registrant
---------------------    ---------------------------      --------------------

Thomas A. Mulrooney             President               Chief Operating Officer


Lawrence C. Rafferty            Director                Chief Executive Officer,
                                                        Chairman of the
                                                        Board of Trustees

Stephen P. Sprague              CFO                     Treasurer and Secretary


The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.  Management Services
          -------------------

     Not applicable.

Item 30.  Undertakings
          ------------

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 30, 2004.


                                      POTOMAC INSURANCE TRUST

                                      By:  /s/ Daniel D. O'Neill
                                           -------------------------------------
                                           Daniel D. O'Neill
                                           Chief Executive Officer and President
Attest:

/s/ Jesse J. Noel
-----------------------------
Jesse J. Noel
Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                         Date
---------                           -----                         ----

Lawrence C. Rafferty*               Trustee                       April 30, 2004
-------------------------
Lawrence C. Rafferty

Jay F. Higgins*                     Trustee                       April 30, 2004
-------------------------
Jay F. Higgins

Daniel J. Byrne*                    Trustee                       April 30, 2004
-------------------------
Daniel J. Byrne

Kevin G. Boyle*                     Trustee                       April 30, 2004
-------------------------
Kevin G. Boyle

Richard Jackson*                    Trustee                       April 30, 2004
-------------------------
Richard Jackson

Gerald E. Shanley III*              Trustee                       April 30, 2004
-------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                   Chief Financial Officer       April 30, 2004
-----------------
Jesse J. Noel

*By: /s/ Daniel D. O'Neill
     -------------------------------------------
     Daniel D. O'Neill, Chief Executive Officer,
       President and Attorney-In Fact

                                INDEX TO EXHIBITS

Exhibit
Number         Description
-------        -----------

(a)            Declaration of Trust*

(b)            By-Laws*

(c)            Voting trust agreement - none

(d)(i) Investment Advisory Agreement between the Potomac Insurance Trust and Rafferty Asset Management, LLC**

   (ii)(A) Form of Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - filed herewith

   (ii)(B)     Form  of  Investment   Subadvisory  Agreement  between  Portfolio
               Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

   (ii)(C) Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC***

   (iii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

(e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

   (ii)        Form of Dealer Agreement**

   (iii)       Form of Services Agreement**

(f)            Bonus, profit sharing contracts - none

(g)(i) Form of Custodian Agreement between the Potomac Insurance Trust and Firstar Bank Milwaukee, NA**

(h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (ii) Form of Fund Accounting Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (iii)       Form of Participation Agreement**

(i)            Opinion and consent of counsel - filed herewith

(j)(i)         Consent of Independent Auditors - filed herewith

   (ii)        Powers of Attorney^

   (iii)       Power of Attorney for Richard G. Jackson^^

(k)            Audited seed capital statements - filed herewith

(l)            Letter of investment intent - filed herewith

(m)(i)         Class A Plan pursuant to Rule 12b-1**

   (ii)        Class B Plan pursuant to Rule 12b-1**

(n)            Plan pursuant to Rule 18f-3**

(o)            Reserved

(p)(i) Code of Ethics for Potomac Insurance Trust and Rafferty Asset Management, LLC**

   (ii) Code of Ethics of Gustafson Baxter Financial Services, Inc. - filed herewith

   (iii)       Code of Ethics of Portfolio Strategies, Inc. - to be filed

   (iv)        Code of Ethics of Flexible Plan Investments, Ltd.**

   (v)         Code of Ethics of Rafferty Capital Markets, LLC^^^

------------------

* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR Accession No. 0000898432-00-000381.

*** Incorporated by reference to the Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 9, 2004, EDGAR Accession No. 0000898432-04-00030.

^ Incorporated by reference to the Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.

^^ Incorporated by reference to the Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 28, 2004, EDGAR Accession No. 0000898432-04-000081.

^^^ Incorporated by reference to the Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004, EDGAR Accession No. 0000898432-04-000231.